Other expenses (income), net (Tables)	12 Months Ended
Dec. 31, 2021
Other Receivables [Abstract]
Schedule of other income, net
	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Impairment losses (Reversal of an impairment loss)(1)	955	(206)
Loss (capital gain) from sale and disposal of fixed assets(2)	(343)	29
Gain on realization of translation differences – foreign operations	(466)	—
Other items	—	96
	146	(81)

(1)      See note 9